Cash Flow Reconciliations - Reconciliation of borrowings and derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	$ 1,400,128	$ 1,563,932
Cash flows	(172,003)	(159,964)
Non-cash items	6,822	(3,840)
Deferred financing costs, assets	50
Liabilities arising from financing activities at end of period	1,234,997	1,400,128
Borrowings | Drawdowns
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	25,940	60,000
Non-cash items		(12,000)
Total	25,940	48,000
Borrowings | Repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(197,790)	(218,370)
Total	(197,790)	(218,370)
Borrowings | Additions in deferred loan fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(153)	(1,594)
Deferred financing costs, assets	50
Total	(103)	(1,594)
Borrowings | Amortization of deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	6,822	8,160
Total	6,822	8,160
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	(6,346)	(4,172)
Non-cash items	1,411	(2,174)
Liabilities arising from financing activities at end of period	(4,935)	(6,346)
Derivatives | Unrealized gain/(loss) on derivatives held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	1,411	(2,174)
Total	$ 1,411	$ (2,174)